Average Annual Total Returns - VIPGovernmentMoneyMarketPortfolio-InvestorPRO - VIPGovernmentMoneyMarketPortfolio-InvestorPRO - VIP Government Money Market Portfolio - VIP Government Money Market Portfolio - Investor Class - Return Before Taxes
Apr. 30, 2025
Average Annual Return:
Past 1 year	5.08%
Past 5 years	2.31%
Past 10 years	1.60%